Consolidated balance sheets R$ in Thousands, $ in Millions	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Current assets
Cash and cash equivalents	R$ 1,829,097	R$ 1,794,362
Financial investments	1,103,299	782,647
Accounts receivable	36,248,589	23,428,522
Inventories	13,281	49,537
Tax receivable	410,801	469,490
Other receivables	162,011	194,776
Total current assets	39,767,078	26,719,334
Non-current assets
Accounts receivable	745,546	228,880
Judicial deposits	44,855	40,224
Other receivables	18,509	11,710
Deferred income tax and social contribution	99,411	120,762
Investment	1,651	15,666
Property and equipment	2,493,499	2,289,052
Intangible assets	2,158,773	1,650,176
Total non-current assets	5,562,244	4,356,470
Total assets	45,329,322	31,075,804
Current Liabilities
Payables to third parties	17,988,139	13,217,150
Deposits	10,100,599	3,056,444
Borrowings	0	1,005,787
Derivative Financial Instruments	22,289	14,317
Trade payables	449,102	578,004
Payables to related parties	593,906	543,621
Salaries and social security charges	292,778	259,724
Taxes and contributions	89,779	63,934
Provision for contingencies	46,233	27,653
Deferred revenue	126,042	162,566
Other liabilities	31,484	73,719
Total current liabilities	29,740,351	19,002,919
Non-current liabilities
Payables to third parties	84,759	0
Deposits	1,894,689	77,552
Deferred income tax and social contribution	1,564,228	1,391,760
Provision for contingencies	14,370	13,910
Deferred revenue	17,486	17,300
Other liabilities	171,313	70,165
Total non-current liabilities	3,746,845	1,570,687
Total liabilities	33,487,196	20,573,606
Equity
Share capital	26	26
Treasury shares	(475,354)	(285,011)
Capital reserve	6,102,573	6,076,286
Retained earnings	6,237,392	4,732,624
Equity valuation adjustments	(22,372)	(22,372)
Other comprehensive income	(139)	645
Total equity	11,842,126	10,502,198
Total liabilities and equity	R$ 45,329,322	R$ 31,075,804